Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation Of PG&E Corporation's Income Available For Common Shareholders And Weighted Average Shares Of Common Stock Outstanding For Calculating Basic and Diluted EPS
	Year Ended December 31,
(in millions, except per share amounts)	2012	2011
Income available for common shareholders	$816	$844
Weighted average common shares outstanding, basic	424	401
Add incremental shares from assumed conversions:
Employee share-based compensation	1	1
Weighted average common share outstanding, diluted	425	402
Total earnings per common share, diluted	$1.92	$2.10

	Year Ended December 31, 2010
(in millions, except per share amounts)	Basic	Diluted
Income available for common shareholders	$1,099	$1,099
Less: distributed earnings to common shareholders	706	-
Undistributed earnings	$393	$1,099
Allocation of earnings to common shareholders
Distributed earnings to common shareholders	$706	$-
Undistributed earnings allocated to common shareholders	385	1,099
Add: Interest expense on convertible subordinated notes, net of tax	-	8
Total common shareholders earnings and assumed conversion	$1,091	$1,107
Weighted average common shares outstanding	382	382
Add incremental shares from assumed conversions:
Convertible subordinated notes	8	8
Employee share-based compensation	-	2
Weighted average common shares outstanding and participating securities	390	392
Net earnings per common share, basic
Distributed earnings, basic (1)	$1.85	$-
Undistributed earnings	1.01	2.82
Total	$2.86	$2.82

 (1) Distributed earnings, basic may differ from actual per share amounts paid as dividends, as the EPS computation under GAAP requires the use of the weighted average, rather than the actual, number of shares outstanding.